Average Annual Total Returns - Target Retirement 2030 Fund	None or same as Fund Name 1 Year	None or same as Fund Name 5 Years	None or same as Fund Name 10 Years	None or same as Fund Name Return After Taxes on Distributions 1 Year	None or same as Fund Name Return After Taxes on Distributions 5 Years	None or same as Fund Name Return After Taxes on Distributions 10 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 1 Year	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 5 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	9.25%	8.48%	6.74%	7.92%	6.37%	5.24%	6.10%	6.15%	5.00%	11.91%	9.78%	8.41%